THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2005.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy O' Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Timothy O' Brien
--------------------
(Signature)

New York, New York
--------------------
(City, State)

November 22, 2005
--------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $942,709 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F AMENDMENT NO. 1
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                          Item 2 :     Item 3:      Item 4:    Item 5:        Item 6:    Item 7:  Voting   Authority (Shares)
Name of Issuer                Title of Class  CUSIP      Fair Market Shares or     Investment  Managers   (a)       (b)      (c)
                                              Number        Value    Principal      Discretion   See      Sole    Shared     None
                                                           (X$1000)   Amount                   Instr.V

ACCREDO HEALTH INC            COM             00437P-10-7   46,567   1,025,710 SHS    SOLE                1,025,710   -       -
CABLEVISION SYS CORP          CL A NY CABLVS  12686C-10-9   13,202     410,000 SHS    SOLE                  410,000   -       -
CABLEVISION SYS CORP CALLS    CALL            12686C-10-9    3,220     100,000 CALL   SOLE                        -   -       -
CABLEVISION SYS CORP PUTS     PUT             12686C-10-9    3,220     100,000 PUT    SOLE                        -   -       -
CATELLUS DEV CORP             COM             149113-10-2    7,380     225,000 SHS    SOLE                  225,000   -       -
GILLETTE CO                   COM             375766-10-2  155,390   3,069,137 SHS    SOLE                3,069,137   -       -
JOHNSON & JOHNSON             COM             478160-10-4   63,375     975,000 SHS    SOLE                  975,000   -       -
NEXTEL COMMUNICATIONS INC     CL A            65332V-10-3  123,346   3,817,571 SHS    SOLE                3,817,571   -       -
NEXTEL PARTNERS INC           CL A            65333F-10-7   38,129   1,514,878 SHS    SOLE                1,514,878   -       -
PINNACLE SYSTEMS INC          COM             723481-10-7    5,453     991,500 SHS    SOLE                  991,500   -       -
PREMCOR INC                   COM             74045Q-10-4  110,898   1,494,980 SHS    SOLE                1,494,980   -       -
SEEBEYOND TECHNOLOGY CORP     COM             815704-10-1    4,076    975,052 SHS     SOLE                  975,052   -       -
SHOPKO STORES INC             COM             824911-10-1   21,337     877,700 SHS    SOLE                  877,700   -       -
STORAGE TECHNOLOGY CORP       COM PAR $0.10   862111-20-0  175,001   4,822,300 SHS    SOLE                4,822,300   -       -
SUNGARD DATA SYS INC          COM             867363-10-3  139,312   3,961,100 SHS    SOLE                3,961,100   -       -
TRANSKARYOTIC THERAPIES INC   COM             893735-10-0    1,829      50,000 SHS    SOLE                   50,000   -       -
VICURON PHARMACEUTICALS INC   COM             926471-10-3   30,974   1,110,176 SHS    SOLE                1,110,176   -       -

                                           Value Total    $942,709

                                           Entry Total:         17
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